Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	INVESTED PORTFOLIOS
Prospectus Date	rr_ProspectusDate	Apr. 30, 2012
InvestEd Conservative Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	InvestEd Conservative Portfolio
Objective [Heading]	rr_ObjectiveHeading	Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	To seek to provide capital preservation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in funds within Waddell & Reed Advisors Funds, InvestEd Portfolios (Trust) and/or Ivy Funds. More information about these and other discounts is available from your financial professional and in the “Sales Charge Reductions” section on page 37 of the Portfolio’s prospectus and in the “Purchase, Redemption and Pricing of Shares” section on page 58 of the Portfolio’s statement of additional information (SAI).
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Portfolio Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Portfolio does not incur transaction costs, such as commissions, when it buys and sells shares of underlying funds within Waddell & Reed Advisors Funds (or “turns over” its portfolio), but it could incur transaction costs if it were to buy and sell other types of securities directly. If the Portfolio were to buy and sell other types of securities directly, a higher portfolio turnover rate could indicate higher transaction costs. Such costs, if incurred, would not be reflected in annual operating expenses or in the example and would affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 125% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	125.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in funds within Waddell & Reed Advisors Funds, InvestEd Portfolios (Trust) and/or Ivy Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	100,000
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The Total Annual Portfolio Operating Expenses ratio shown in this table does not correlate to the expense ratio shown in the Financial Highlights table because that ratio does not include the Acquired Fund Fees and Expenses (Underlying Funds).
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the shares of the Portfolio with the cost of investing in other mutual funds.

		The example assumes that you invest $10,000 in the shares of the Portfolio for the time periods indicated. The example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. The costs are the same for each time period if you continue to hold your shares or if you redeem all your shares at the end of those periods. Although your actual costs may be higher or lower, based on these assumptions, your direct and indirect costs, combined, would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Portfolio is designed for investors who seek capital preservation from their investments, through a primary emphasis on income and a secondary emphasis on capital growth. The Portfolio is also designed for investors who expect to incur expenses related to higher education within a year or two. The Portfolio invests primarily in Waddell & Reed Advisors bond and income-producing mutual funds and invests, to a lesser extent, in Waddell & Reed Advisors equity mutual funds. Each underlying fund, in turn, invests in a diversified portfolio of securities.

The Board of Trustees of InvestEd Portfolios (Board) has established target ranges for the allocation of the Portfolio's assets. The range of Portfolio net assets invested in bond or other income-producing funds will be from 100% to 60%; correspondingly, the range of Portfolio net assets invested in equity funds will be from 0% to 40%. The Board has established the following target ranges for investment of the Portfolio's assets in specific underlying funds:

Underlying Fund	Investment Range
	Low	High
Waddell & Reed Advisors Cash Management	0%	100%
Waddell & Reed Advisors Government Securities Fund	0%	40%
Waddell & Reed Advisors Core Investment Fund	0%	40%
Waddell & Reed Advisors Dividend Opportunities Fund	0%	40%
Waddell & Reed Advisors Value Fund	0%	30%
Waddell & Reed Advisors Global Bond Fund	0%	40%
Waddell & Reed Advisors Bond Fund	0%	40%
Waddell & Reed Advisors High Income Fund	0%	20%

The Portfolio's investment manager, Waddell & Reed Investment Management Company (WRIMCO), monitors the Portfolio's holdings and cash flow and, in general, manages them as needed in order to maintain the Portfolio's target allocations. WRIMCO does not intend to trade actively among the underlying funds nor does it intend to attempt to capture short-term market opportunities. However, in seeking to enhance performance, WRIMCO may change allocations within the stated ranges. WRIMCO may modify the above-specified target asset allocations for the Portfolio and may also modify, from time to time, the underlying funds selected for the Portfolio. In addition, the percentage specified as the high end of the investment range for an underlying fund is a target, and WRIMCO or market movements (or a combination of both) may, from time to time, cause the Portfolio's investment in any specified underlying fund to exceed its target percentage.

By owning shares of one or more of the underlying funds and depending on the particular underlying fund(s), the Portfolio indirectly holds a diversified mixture of money market instruments and other securities of foreign and U.S. issuers that may include investment-grade corporate bonds, U.S. government securities and, to a lesser extent, stocks of primarily large cap companies, and securities issued by foreign governments and securities denominated in currencies other than the U.S. dollar. Certain of the underlying funds may, but are not required to, invest in options, futures contracts and other derivative instruments if it is permitted to invest in the type of asset by which the return on, or value of, the derivative is measured.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with any mutual fund, the value of the Portfolio's shares will change, and you could lose money on your investment.

A variety of factors can affect the investment performance of the Portfolio and prevent it from achieving its objective. These include:

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Fund of Funds Risk. The ability of the Portfolio to meet its investment objective depends both on the allocation of its assets among the underlying funds and the ability of those funds to meet their respective investment objectives. The Portfolio's share price will likely change daily based on the performance of the underlying funds in which it invests. In general, the Portfolio is subject to the same risks as those of the underlying funds it holds.

■

Bond Funds Risk. The Portfolio's allocation is weighted toward bond or other income-producing funds, for which the principal risks are: interest rate risk, the chance that fixed-income security prices overall may decline when interest rates rise; financial or credit risk, the chance that a fixed-income security issuer may fail to pay interest and principal in a timely manner; and reinvestment risk, the chance that a fixed-income security issuer may repay a higher yielding security before its maturity date, during periods of falling interest rates.

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Equity Funds Risk. A smaller portion of the Portfolio's assets may be invested in equity funds. A principal risk associated with the Portfolio's equity fund holdings is market risk, the chance that stock prices overall will decline over short or even long periods of time. Market risk includes the risk that returns from the stock market segments in which the Portfolio is most heavily indirectly invested (growth-oriented, large cap companies) may underperform other market segments or the overall stock market.

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Foreign Securities Risk. A portion of the Portfolio's assets may be invested in funds with significant exposure to foreign securities. Investing in foreign securities involves a number of economic, financial and political considerations that may not be associated with the U.S. markets and that could affect a fund's performance unfavorably, depending on the prevailing conditions at any given time. Among these potential risks are: greater price volatility; comparatively weak supervision and regulation of securities exchanges, brokers and issuers; higher brokerage costs; fluctuations in foreign currency exchange rates and related conversion costs; adverse foreign tax consequences; and settlement delays. In particular, sovereign debt instruments are subject to the risk that a government or agency issuing the debt may be unable to pay interest and/or repay principal due to cash flow problems, insufficient foreign currency reserves or political concerns. In such instance, the Portfolio may have limited recourse against the issuing government or agency.

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Low-rated Securities Risk. A portion of the Portfolio’s assets may be invested in funds with significant exposure to low-rated bonds. In general, low-rated debt securities (commonly referred to as “high yield” or “junk” bonds) offer higher yields due to the increased risk that the issuer will be unable to meet its obligations on interest or principal payments at the time called for by the debt instrument. For this reason, these securities are considered speculative and could significantly weaken a fund’s returns. In adverse economic or other circumstances, issuers of these low-rated securities and obligations are more likely to have difficulty making principal and interest payments than issuers of higher-rated securities and obligations.

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Investment Company Securities Risk. As a shareholder in an investment company, the Portfolio will bear its pro rata share of that investment company's expenses, which could result in duplication of certain fees, including management and administrative fees.

■

Management Risk. Portfolio performance is primarily dependent on WRIMCO's skill in evaluating and managing the Portfolio's holdings and the Portfolio may not perform as well as other similar mutual funds. Furthermore, WRIMCO may alter the asset allocation of the Portfolio at its discretion. A material change in the asset allocation could affect both the level of risk and the potential for gain or loss.

■

Market Risk. Adverse market conditions, sometimes in response to general economic or industry news, may cause the prices of the Portfolio’s holdings to fall as part of a broad market decline. The financial crisis in the U.S. and foreign economies over the past several years, including the European sovereign debt crisis, has resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both U.S. and foreign, and in the NAVs of many mutual funds, including to some extent the Portfolio. Global economies and financial markets are becoming increasingly interconnected, which increases the possibilities that conditions in one country or region may adversely affect issuers in another country or region, which may adversely affect securities held by the Portfolio or an underlying fund. These circumstances have also decreased liquidity in some markets and may continue to do so. In addition, certain unanticipated events, such as natural disasters, terrorist attacks, war, and other geopolitical events, can have a dramatic adverse effect on securities held by the Portfolio or an underlying fund.

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Other Risks Applicable to a Fund of Funds Structure. There are other risks associated with a Fund of Funds structure. WRIMCO has the authority to select and replace underlying funds. WRIMCO is subject to a potential conflict of interest in doing so because WRIMCO serves as the investment manager to the underlying funds and the advisory fees paid by some of the underlying funds are higher than fees paid by other underlying funds. It is important to note, however, that WRIMCO has a fiduciary duty to the Portfolio and must act in the Portfolio's best interests.

Additional information about the risks of the underlying funds is provided in the Portfolio's prospectus in the section entitled "Investment Objectives, Principal Strategies, Other Investments and Risks of the Underlying Funds."

Risk Lose Money [Text]	rr_RiskLoseMoney	As with any mutual fund, the value of the Portfolio’s shares will change, and you could lose money on your investment.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The chart and table below provide some indication of the risks of investing in the Portfolio. The chart shows how performance has varied from year to year for the Portfolio. The table shows the average annual total returns for the Portfolio and also compares the performance with those of various indexes. The chart does not reflect any sales charges and, if those sales charges were included, returns would be less than those shown.

		The Portfolio’s past performance does not necessarily indicate how it will perform in the future. Current performance may be lower or higher. Please visit www.ivyfunds.com or www.waddell.com or call 888.923.3355 for the Portfolio’s updated performance.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The chart and table below provide some indication of the risks of investing in the Portfolio. The chart shows how performance has varied from year to year for the Portfolio. The table shows the average annual total returns for the Portfolio and also compares the performance with those of various indexes.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	888.923.3355
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.ivyfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Portfolio’s past performance does not necessarily indicate how it will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Chart of Year-by-Year Returns as of December 31 each year
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The chart does not reflect any sales charges and, if those sales charges were included, returns would be less than those shown.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	In the period shown in the chart, the highest quarterly return was 4.78% (the third quarter of 2009) and the lowest quarterly return was -2.37% (the second quarter of 2010).
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns as of December 31, 2011
InvestEd Conservative Portfolio | InvestEd Conservative Portfolio
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	4.25%
Maximum Deferred Sales Charge (Load) (as a % of lesser of amount invested or redemption value)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none	[1]
Maximum Annual Maintenance Fee	rr_MaximumAccountFee	20
Management Fees	rr_ManagementFeesOverAssets	none
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	none
Acquired Fund Fees and Expenses (Underlying Funds)	rr_AcquiredFundFeesAndExpensesOverAssets	0.59%
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	0.84%	[2]
1 Year	rr_ExpenseExampleYear01	527
3 Years	rr_ExpenseExampleYear03	742
5 Years	rr_ExpenseExampleYear05	971
10 Years	rr_ExpenseExampleYear10	1,618
2002	rr_AnnualReturn2002	0.35%
2003	rr_AnnualReturn2003	4.07%
2004	rr_AnnualReturn2004	2.91%
2005	rr_AnnualReturn2005	2.53%
2006	rr_AnnualReturn2006	6.12%
2007	rr_AnnualReturn2007	6.15%
2008	rr_AnnualReturn2008	1.56%
2009	rr_AnnualReturn2009	6.62%
2010	rr_AnnualReturn2010	3.31%
2011	rr_AnnualReturn2011	3.54%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest quarterly return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	4.78%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest quarterly return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun. 30, 2010
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(2.37%)
1 Year	rr_AverageAnnualReturnYear01	(0.86%)
5 Years	rr_AverageAnnualReturnYear05	3.32%
10 Years	rr_AverageAnnualReturnYear10	3.25%
S&P 500 Index (reflects no deduction for fees, expenses or taxes) | InvestEd Conservative Portfolio
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	2.11%
5 Years	rr_AverageAnnualReturnYear05	(0.25%)
10 Years	rr_AverageAnnualReturnYear10	2.92%
Citigroup Broad Investment-Grade Index (reflects no deduction for fees, expenses or taxes) | InvestEd Conservative Portfolio
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	7.85%
5 Years	rr_AverageAnnualReturnYear05	6.68%
10 Years	rr_AverageAnnualReturnYear10	5.89%
Barclays Capital U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes). | InvestEd Conservative Portfolio
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	7.84%	[3]
5 Years	rr_AverageAnnualReturnYear05	6.50%	[3]
10 Years	rr_AverageAnnualReturnYear10	5.78%	[3]
Citigroup Short-Term Index for 1 Month Certificates of Deposit (reflects no deduction for fees, expenses or taxes) | InvestEd Conservative Portfolio
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	0.21%
5 Years	rr_AverageAnnualReturnYear05	1.82%
10 Years	rr_AverageAnnualReturnYear10	2.19%
Barclays Capital U.S. Treasury Bills: 1-3 Month Index (reflects no deduction for fees, expenses or taxes). | InvestEd Conservative Portfolio
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	0.07%	[4]
5 Years	rr_AverageAnnualReturnYear05	1.36%	[4]
10 Years	rr_AverageAnnualReturnYear10	1.85%	[4]

[1]	A 1% contingent deferred sales charge (CDSC) is imposed on purchases of $1 million or more of shares at net asset value (NAV) that are redeemed within 12 months of purchase.
[2]	The Total Annual Portfolio Operating Expenses ratio shown in this table does not correlate to the expense ratio shown in the Financial Highlights table because that ratio does not include the Acquired Fund Fees and Expenses (Underlying Funds).
[3]	The Portfolio's benchmark changed from Citigroup Broad Investment-Grade Index, effective March 2012. WRIMCO believes that the Barclays Capital U.S. Aggregate Bond Index provides a better benchmark for the Portfolio in light of the types of securities in which the Portfolio invests. Both indexes will be presented in this year's prospectus for comparison purposes.
[4]	The Portfolio's benchmark changed from Citigroup Short-Term Index for 1 Month Certificates of Deposit, effective March 2012. WRIMCO believes that the Barclays Capital U.S. Treasury Bills: 1-3 Month Index provides a better benchmark for the Portfolio in light of the types of securities in which the Portfolio invests. Both indexes will be presented in this year's prospectus for comparison purposes.